UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01316
SECURITY MID CAP GROWTH FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY MID CAP GROWTH FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: December 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.
Schedule of Investments

December 31, 2010 (Unaudited)	Mid Cap Growth Fund

	Shares	Value
COMMON STOCKS† - 94.8%
Information Technology - 22.8%
Cognizant Technology Solutions Corp. — Class A*	28,355	$2,078,138
Xerox Corp.	178,900	2,060,928
Nuance Communications, Inc.*	105,005	1,908,991
Alliance Data Systems Corp.*	26,315	1,869,154
Check Point Software Technologies Ltd.*	39,145	1,810,848
Amphenol Corp. — Class A	29,460	1,554,899
PMC — Sierra, Inc.*	166,000	1,425,940
SanDisk Corp.*	28,370	1,414,527
Western Digital Corp.*	39,300	1,332,270
NetApp, Inc.*	18,420	1,012,363
Avago Technologies Ltd.	34,700	987,909
Red Hat, Inc.*	21,300	972,345
Cadence Design Systems, Inc.*	116,180	959,647
Lam Research Corp.*	18,238	944,364
Salesforce.com, Inc.*	5,430	716,760

Total Information Technology		21,049,083

Consumer Discretionary - 21.9%
Johnson Controls, Inc.	70,050	2,675,910
Macy’s, Inc.	93,560	2,367,068
Jarden Corp.	71,280	2,200,414
Royal Caribbean Cruises Ltd.*	40,300	1,894,099
Wyndham Worldwide Corp.	54,720	1,639,411
Penn National Gaming, Inc.*	44,570	1,566,635
Starwood Hotels & Resorts Worldwide, Inc.	25,350	1,540,773
Phillips-Van Heusen Corp.	24,050	1,515,391
Darden Restaurants, Inc.	22,520	1,045,829
Priceline.com, Inc.*	2,585	1,032,837
Bed Bath & Beyond, Inc.*	20,510	1,008,067
WMS Industries, Inc.*	20,305	918,598
Las Vegas Sands Corp.*	18,950	870,753

Total Consumer Discretionary		20,275,785

Industrials - 19.2%
Dover Corp.	46,950	2,744,228
Cooper Industries plc — Class A	46,200	2,692,998
Union Pacific Corp.	24,620	2,281,289
Cummins, Inc.	17,150	1,886,671
Goodrich Corp.	21,200	1,867,084
Roper Industries, Inc.	18,410	1,407,076
Joy Global, Inc.	15,950	1,383,663
AMETEK, Inc.	33,675	1,321,744
Parker Hannifin Corp.	13,500	1,165,050
Navistar International Corp.*	18,100	1,048,171

Total Industrials		17,797,974

Health Care - 11.9%
Thermo Fisher Scientific, Inc.*	47,815	2,647,038
Warner Chilcott plc — Class A	90,200	2,034,912
Agilent Technologies, Inc.*	48,200	1,996,926
Hospira, Inc.*	35,700	1,988,133
Teva Pharmaceutical Industries Ltd. ADR	30,965	1,614,205
Community Health Systems, Inc.*	21,050	786,639

Total Health Care		11,067,853

Materials - 8.0%
Ball Corp.	27,812	1,892,606
Praxair, Inc.	17,575	1,677,885
Albemarle Corp.	24,750	1,380,555
Solutia, Inc.*	58,500	1,350,180
Agrium, Inc.	11,890	1,090,908

Total Materials		7,392,134

Energy - 4.7%
Newfield Exploration Co.*	31,050	2,239,016
Oil States International, Inc.*	33,700	2,159,833

Total Energy		4,398,849

Financials - 4.4%
T. Rowe Price Group, Inc.	40,220	2,595,799
HCC Insurance Holdings, Inc.	50,510	1,461,759

Total Financials		4,057,558

Telecommunication Services - 1.9%
SBA Communications Corp. — Class A*	42,960	1,758,782

Total Common Stocks (Cost $72,462,888)		87,798,018

WARRANT†† - 0.0%
Energy - 0.0%
Nova Biosource Fuels, Inc. $2.40, 07/05/11 [1]	208,050	104

Total Warrant (Cost $214,905)		104

EXCHANGE TRADED FUND† - 3.0%
iShares Russell Midcap Growth Index Fund	49,265	2,791,848

Total Exchange Traded Fund (Cost $2,541,076)		2,791,848

	Face
	Amount	Value
REPURCHASE AGREEMENT††, 2 - 2.3%
UMB Financial Corp. issued 12/31/10 at 0.09% due 01/03/11	$2,151,000	2,151,000
Total Repurchase Agreement (Cost $2,151,000)		2,151,000

Total Investments - 100.1% (Cost $77,369,869)		$92,740,970
Liabilities, Less Cash & Other Assets — (0.1)%		(120,517)

Total Net Assets - 100.0%		$92,620,453

Schedule of Investments

December 31, 2010 (Unaudited)	Mid Cap Growth Fund

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 1.

††	Value determined based on Level 2 inputs — See Note 1.

1	All or portion of this security was fair valued by the Valuation Committee at December 31, 2010. The total market value of fair valued securities amounts to $104 (cost $214,906), or 0.00% of total net assets.

2	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

NOTES TO FINANCIAL STATEMENTS
1. Summary of Fair Value Exposure at Each Level
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective October 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 —	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilites carried at Level 2 fair value generally are municpal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indicaiton of the risk assocation with investing in those securities.
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of December 31, 2010. These assets are measured on a recurring basis.

	Level 1	Level 1	Level 2	Level 3
	Investments	Other Financial	Investments	Investments
Fund	In Securities	Instruments*	In Securities	In Securities	Total

Assets
Mid Cap Growth Fund	90,589,866	—	2,151,104	—	92,740,970

Liabilities
Mid Cap Growth Fund	—	—	—	—	—
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective October 1, 2010. This update applies to the Fund’s disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers, as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
At the period ended December 31, 2010, there were no significant transfers between levels.
2. Repurchase Agreement
Information related to the repurchase agreement as of December 31, 2010, was as follows:

						Range of
						Collateral	Collateral	Collateral
Fund	Counterparty	Terms of Agreement	Face Value	Repurchase Price	Collateral Types	Rates	Maturity	Value
Security Mid Cap Growth Fund	UMB Financial Corp.	0.09% due 01/03/11	2,151,000	2,151,016	Fannie Mae	4.00%	4/1/2013	2,194,154
3. Security Valuation
     Security Valuation — Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.
(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY MID CAP GROWTH FUND
By:	/S/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	February 28, 2011

By:	/S/ NICK BONOS
Nick Bonos, Treasurer

Date:	February 28, 2011